ORGANIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 1,457	$ 5,005
Shareholders' deficit	(33,477)	(42,208)	$ (39,059)	$ (40,356)
Income (losses) from continuing operations	2,342	(4,702)	1,540
Cash flows from operations	$ 3,512	$ 1,470	$ 4,127